 OPTIMUM FUND TRUST

Optimum Fixed Income Fund
Optimum International Fund
Optimum Large Cap Growth Fund
Optimum Large Cap Value Fund
Optimum Small-Mid Cap Growth Fund
Optimum Small-Mid Cap Value Fund
(the "Funds")

Supplement to the Funds’ Statement of Additional Information
dated July 27, 2012

The following replaces the information in the first chart in the section of the Funds’ statement of additional information entitled "Management of the Trust – Officers and Trustees”:

Name, Address and Age	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex1 Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Daniel H. Arnold2 2005 Market Street Philadelphia, PA 19103 Age 48	Trustee	September 19, 2012 to present	Chief Financial Officer – LPL Financial LLC (2012 – Present) Managing Director – LPL Financial LLC (2007 – Present)	6	None
J. Scott Coleman2 2005 Market Street Philadelphia, PA 19103 Age 51	Trustee, President and Chief Executive Officer	June 16, 2011 to present	Executive Vice President, Head of Distribution and Marketing, Delaware Investments (2008–Present) Managing Director for Investment Consulting Group — Goldman Sachs Asset Management (2001–2008)	6	None
Independent Trustees
Robert J. Christian 2005 Market Street Philadelphia, PA 19103 Age 63	Trustee and Chairman	November1, 2007 to present	Private Investor (2006–Present) Chief Investment Officer — Wilmington Trust Corporation (1996–2006)	6	Trustee — Fund Vantage Trust (34 mutual funds) (June 2007–Present)

Name, Address and Age	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex1 Overseen by Trustee	Other Directorships Held by Trustee
Nicholas D. Constan 2005 Market Street Philadelphia, PA 19103 Age 73	Trustee	July 17, 2003 to present	Adjunct Professor —University of Pennsylvania (1972–Present)	6	None
Durant Adams Hunter 2005 Market Street Philadelphia, PA 19103 Age 63	Trustee	July 17 2003 to present	Principal — Ridgeway Partners (Executive Recruiting) (2004–Present)	6	None
Stephen P. Mullin 2005 Market Street Philadelphia, PA 19103 Age 56	Trustee	July 17, 2003 to present	Senior Vice President — Econsult Corporation (Economic Consulting) (2000–Present)	6	None
Robert A. Rudell 2005 Market Street Philadelphia, PA 19103 Age 63	Trustee	July 13, 2003 to present	Private Investor (2002–Present)	6	Director and Chair, Compensation Committee — Medtox Scientific, Inc. (Medical devices/ Clinical lab) (2002–Present) Director and Independent Chairman — Heartland Funds (3 mutual funds) (2005–Present)
Jon Socolofsky 2005 Market Street Philadelphia, PA 19103 Age 66	Trustee	July 17, 2003 to present	Private Investor (2002–Present)	6	None

The following replaces the information in the third chart in the section of the Funds’ statement of additional information entitled "Management of the Trust – Officers and Trustees”:

Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
J. Scott Coleman	None	None
Daniel H. Arnold	None	None
Nicholas D. Constan	Optimum Large Cap Growth Fund: $10,001 - $50,000	$50,001 - $100,000
Optimum Large Cap Value Fund: $10,001 - $50,000
Optimum Small-Mid Cap Growth Fund: $1 - $10,000
Optimum Small-Mid Cap Value Fund: $1 - $10,000
Optimum International Fund: $1 - $10,000
Durant A. Hunter	Optimum Large Cap Growth Fund More than $100,000	More than $100,000
Optimum Large Cap Value Fund $50,001 - $100,000
Optimum Small-Mid Cap Growth Fund $10,001 - $50,000
Optimum Small-Mid Cap Value Fund $10,001 - $50,000
Optimum International Fund $10,001 - $50,000
Stephen P. Mullin	Optimum Large Cap Growth Fund: $10,001 - $50,000	$50,001 - $100,000
Optimum Large Cap Value Fund: $10,001 - $50,000
Optimum Small-Mid Cap Growth Fund: $1 - $10,000
Optimum Small-Mid Cap Value Fund: $1 - $10,000
Optimum International Fund: $1 - $10,000
Optimum Fixed Income Fund: $10,001 - $50,000

Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Robert A. Rudell	Optimum Large Cap Growth Fund: $10,001 - $50,000	More than $100,000
Optimum Large Cap Value Fund: $10,001 - $50,000
Optimum Small-Mid Cap Growth Fund: $1 - $10,000
Optimum Small-Mid Cap Value Fund: $1 - $10,000
Optimum International Fund: $10,001 - $50,000
Optimum Fixed Income Fund: $10,001 - $50,000
Jon E. Socolofsky	Optimum Large Cap Growth Fund: $10,001 - $50,000	$50,001 - $100,000
Optimum Large Cap Value Fund: $10,001 - $50,000
Optimum Small-Mid Cap Growth Fund: $10,001 - $50,000
Optimum Small-Mid Cap Value Fund: $10,001 - $50,000
Optimum International Fund: $10,001 - $50,000
Robert J. Christian	Optimum Fixed Income Fund: $10,001 - $50,000	More than $100,000
Optimum International Fund: $10,001 - $50,000
Optimum Large Cap Growth Fund: $10,001 - $50,000
Optimum Large Cap Value Fund: $10,001 - $50,000
Optimum Small Mid Cap Value Fund: $10,001 - $50,000
Optimum Small Mid Cap Growth Fund $10,001-$50,000

The following replaces the information in the fourth chart in the section of the Funds’ statement of additional information entitled "Management of the Trust – Officers and Trustees”:

Trustee	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Total Compensation from the Trust and Fund Complex paid to each Trustee1
Nicholas D. Constan	$62,500	None	$62,500
Durant A. Hunter	$58,500	None	$58,500
Stephen P. Mullin	$62,500	None	$62,500
Robert A. Rudell	$65,500	None	$65,500
Jon E. Socolofsky	$70,500	None	$70,500
Robert J. Christian	$70,500	None	$70,500

1           As of January 1, 2013, each independent Trustee receives a total annual retainer fee of $45,000 for serving as a Trustee, plus $5,000 for each full, in-person Board Meeting that an independent Trustee participates in ($500 per telephonic meeting). Members of the Audit Committee (other than the Chairman) receive additional annual compensation of $7,500. In addition, the chairman of the Audit Committee receives an annual retainer of $12,500. Members of the Nominating Committee (other than the chairman) receive additional annual compensation of $2,000. In addition, the chairman of the Nominating Committee receives an annual retainer of $3,000. The Independent Chairman receives an additional annual retainer of $12,500.

The following replaces the information in the section of the Funds’ statement of additional information entitled "Management of the Trust – Board Leadership Structure – Nominating and Governance Committee”:

      Nominating and Governance Committee: The Nominating and Governance Committee recommends Board members for vacancies and considers the qualifications of Board members. In reaching its determination that an individual should serve or continue to serve as a Trustee of the Trust, the committee considers, in light of the Trust’s business and structure, the individual’s experience, qualifications, attributes and skills (the “Selection Factors”). No one Selection Factor is determinative, but some of the relevant factors that have been considered include: (i) the Trustee’s business and professional experience and accomplishments, including prior experience in the financial services industry or on other boards; (ii) the ability to work effectively and collegially with other people; and (iii) how the Trustee’s background and attributes contribute to the overall mix of skills and experience on the Board as a whole. Information on the business activities of the Trustees during the past five years appears in this SAI, and it is believed that the specific background of each Trustee demonstrates that each Trustee has appropriate Selection Factors to evidence the Trustee’s ability to serve on the Board. In particular, Messrs. Christian, Socolofsky, Rudell, Arnold and Coleman have each held senior management positions at major financial services firms, and each of these individuals has had experience dealing with mutual funds and / or asset managers prior to becoming Trustees. Mr. Mullin is an economist who teaches at the University of Pennsylvania, and he is currently a principal in an economic consulting firm. He also was previously the Finance Director for the City of Philadelphia. Mr. Hunter is an executive recruiter and is currently a partner in an executive search and board services firm. He focuses on investment management. Mr. Constan has a legal degree, and he has significant experience with the University of Pennsylvania as both a professor and administrator.  The Nominating and Governance Committee held 4 meetings during the last fiscal year.

The following replaces the annual management fee rates for Optimum Fixed Income Fund  in the table of the Funds’ statement of additional information in the section entitled "Investment Manager and Other Service Providers – Investment Manager”

Fund	Annual Management Fee Rate (as a percentage of average daily net assets)
Optimum Fixed Income Fund
0.7000%                  of assets up to $25 million
0.6500%                  of assets from $25 million to $100 million
0.6000%                  of assets from $100 million to $500 million
0.5500%                  of assets from $500 million to $1 billion
0.5000%                  of assets from $1 billion to $2.5 billion
0.4750%                  of assets over $2.5 billion

Please keep this supplement for future reference.

This Supplement is dated January 14, 2013.